                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


          READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


 ______________________________________________________________________________
 1. Name and address of issuer:

        Separate Account VA-K of Allmerica Financial Life Insurance and
                                Annuity Company
                  (formerly named SMA Life Assurance Company),
                              440 Lincoln Street,
                              Worcester, MA 01653
 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

                           Units of Separate Account


 ______________________________________________________________________________
 3. Investment Company Act File Number:  811-6293


    Securities Act File Number:  33-39702
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                               December 31, 1995
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 2(a)(1), if applicable.

                               Not Applicable
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under Rule 24f-2(1), if applicable.

                                Not Applicable


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                     None

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                     None


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                 $872,418,455


  _____________________________________________________________________________

 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                 $872,418,456



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                     None

 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during       $872,418,456
         the fiscal year in reliance on Rule 24f-2          ___________________
         (from item 10):

    (ii) Aggregate price of shares issued in connection     + $          0
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):

   (iii) Aggregate price of shares redeemed or repurchased  - $515,514,641
         during the fiscal year (if applicable):            ___________________

    (iv) Aggregate price of shares redeemed or repurchased  + $          0
         and previously applied as a reduction to filing    ___________________
         fees pursuant to Rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued  = $356,903,815
         during the fiscal year in reliance on Rule 24f-2   ___________________
         (Line (i), plus line (ii), less line (iii), plus line (iv) If applicable):

    (vi) Multiplier prescribed by Section 6(b) of the       x  1/29 of 1%
         Securities Act of 1933 or other applicable law or ___________________ regulation.

   (vii) Fee due {line (i) or line (v) multiplied by        = $    123,071
         line (vi)}:                                        ___________________

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                               February 28, 1996
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  BY (Signature and Title):  /s/ Sheila B. St. Hilaire
                             --------------------------------------------
                             Sheila B. St. Hilaire
                             Counsel

  Date  February 28, 1996
        ------------------------

_______________________________________________________________________________